Long-term Debt, Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Maturities of Long-Term Debt [Line Items]
2020	$ 39,646
2021	48,927
2022	24,402
2023	19,371
2024	10,405
Thereafter	85,440
Total	228,191	$ 229,044
Proceeds from issuance of long-term debt	53,381	47,595	$ 43,575
Long-term debt [Member]
Maturities of Long-Term Debt [Line Items]
Net increase (decrease) in long-term debt	(853)
Wells Fargo Bank, National Association and other bank entities [Member]
Maturities of Long-Term Debt [Line Items]
2020	26,073
2021	29,003
2022	6,218
2023	4,179
2024	163
Thereafter	6,888
Total	72,524	91,399
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2020	23,415
2021	27,865
2022	5,585
2023	2,884
2024	6
Thereafter	260
Total	60,015
Wells Fargo Bank, National Association and other bank entities [Member] | Senior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2020	0
2021	0
2022	0
2023	1,071
2024	0
Thereafter	4,303
Total	5,374
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2020	0
2021	0
2022	0
2023	0
2024	0
Thereafter	363
Total	363
Wells Fargo Bank, National Association and other bank entities [Member] | Securitizations and other bank debt [Member]
Maturities of Long-Term Debt [Line Items]
2020	2,658
2021	1,138
2022	633
2023	224
2024	157
Thereafter	1,962
Total	6,772
Other Consolidated Subsidiaries [Member]
Maturities of Long-Term Debt [Line Items]
2020	144
2021	1,761
2022	93
2023	435
2024	118
Thereafter	337
Total	2,888	2,421
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2020	144
2021	1,761
2022	93
2023	435
2024	118
Thereafter	305
Total	2,856
Other Consolidated Subsidiaries [Member] | Securitizations and other bank debt [Member]
Maturities of Long-Term Debt [Line Items]
2020	0
2021	0
2022	0
2023	0
2024	0
Thereafter	32
Total	32
Parent Company [Member]
Maturities of Long-Term Debt [Line Items]
Total	152,628	135,079
Proceeds from issuance of long-term debt	20,369	1,876	$ 22,217
Parent Company [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2020	13,429
2021	18,163
2022	18,091
2023	11,104
2024	9,387
Thereafter	53,664
Total	123,838
Parent Company [Member] | Senior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2020	0
2021	0
2022	0
2023	3,653
2024	737
Thereafter	22,805
Total	27,195
Parent Company [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2020	0
2021	0
2022	0
2023	0
2024	0
Thereafter	1,746
Total	1,746
Parent Company [Member] | Long-Term Debt Parent [Member]
Maturities of Long-Term Debt [Line Items]
2020	13,429
2021	18,163
2022	18,091
2023	14,757
2024	10,124
Thereafter	78,215
Total	$ 152,779	$ 135,224